RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Related Party Transactions [Table Text Block]
	January 31,	July 31,
	2018	2017

Advances due to Zhou Deng Rong	$2,372,434	$1,953,169
Lease payable to Lucksky Group	493,417	399,652
	$2,865,851	$2,352,821

	July 31,	July 31,
Due to related parties:	2017	2016

Advances due to Zhou Deng Rong	$1,953,169	$1,190,370
Lease payable to Lucksky Group	399,652	280,304
Lease payable to Sanhe Dong Yi	-	246,060
	$2,352,821	$1,716,734